Revenue (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Revenue by Service Type

Revenue by service type

	Year ended March 31,
	2019	2018	2017
Industry-specific	$307,214	$258,155	$170,212
Customer interaction services	183,199	193,427	168,096
Finance and accounting	175,194	162,432	124,089
Research and analytics	91,716	89,402	79,948
Auto claims	34,885	35,414	44,642
Others	16,912	19,127	15,559

Total	$809,120	$757,956	$602,546

Summary of Revenue by Industry

Revenue by industry

	Year ended March 31,
	2019	2018	2017
Insurance*	$215,242	$194,593	$178,196
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom	142,091	137,049	105,325
Travel and leisure	140,996	142,091	128,051
Healthcare	124,109	111,593	40,814
Utilities	56,334	66,030	56,059
Shipping and logistics	49,858	33,922	25,638
Consulting and professional services	44,142	39,683	41,876
Banking and financial services	36,348	32,995	26,587

Total	$809,120	$757,956	$602,546

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Summary of Revenue by Contract Type

Revenue by contract type

	Year ended March 31,
	2019	2018	2017
Full-time-equivalent	$522,436	$473,898	$432,919
Transaction*	137,219	141,617	106,352
Subscription	66,542	58,916	2,139
Fixed price	42,512	39,788	27,375
Others	40,411	43,735	33,761

Total	$809,120	$757,956	$602,546

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Summary of Movement in Contract Assets

The movement in contract assets during the year is as follows:

	As at
	March 31, 2019
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$—	$3,038	$3,202	$6,240
Impact on adoption of IFRS 15	6,821	201	359	7,381

	6,821	3,239	3,561	13,621
Additions during the year	3,182	11,507	6,533	21,222
Amortization/recognition during the year	(1,185)	(1,120)	(4,844)	(7,149)
Impairment loss recognized during the year	(508)	—	—	(508)
Translation adjustments	(279)	(215)	(465)	(959)

Closing balance	$8,031	13,411	4,785	26,227

Summary of Movement in Contract Liabilities

The movement in contract liabilities during the year is as follows:

	As at
	March 31, 2019
	Payments in advance of services	Advance billings	Others	Total
Opening balance	$1,107	$2,106	$266	$3,479
Impact on offset with trade receivables and unbilled revenue	115	4,345	793	5,253

Gross opening balance	1,222	6,451	1,059	8,732
Impact on adoption of IFRS 15	64	—	—	64

	1,286	6,451	1,059	8,796
Additions during the year	11,175	44,940	11,861	67,976
Revenue recognized during the year	(2,918)	(39,927)	(12,075)	(54,920)
Translation adjustments	(109)	(351)	(83)	(543)

Gross closing balance	9,434	11,113	762	21,309
Impact on offset with trade receivables and unbilled revenue	(2,255)	(6,379)	(639)	(9,273)

Closing balance	$7,179	$4,734	$123	$12,036

Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations

The estimated revenue expected to be recognized in the future relating to remaining performance obligations as at March 31, 2019 is as follows:

	As at March 31, 2019
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$15,635	$10,182	$1,906	$—	$27,723